Unaudited Condensed Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Commissions, related party	$ 1,218,107	$ 338,985
Vessel operating expenses, related party	181,434	108,995
General and administrative expenses, related party	1,000,000	1,000,000
Interest and other financing costs, related party	$ 0	$ 50,000